Principal Accounting Policies - Operating leases and Adoption of ASU (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Operating lease weighted average remaining lease term	3 years 4 months 20 days
Operating lease, weighted average discount rate	4.69%
Operating lease cost and expenses	¥ 25.4	¥ 27.6	¥ 34.5
Short term lease cost and expenses	¥ 1.4	¥ 2.6	¥ 1.5